                                              Registration Nos. 33-17217
                                                               811-07953

  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 28, 1997.

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                           [X]
Pre-Effective Amendment No.                                      [ ]
Post-Effective Amendment No. 1                                   [X]
             and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                   [X]
Amendment No. 3                                                  [X]
(Check appropriate box or boxes)


                                 EQ ADVISORS TRUST
                                (formerly 787 Trust)
                    (Exact name of registrant as specified in charter)

                               1290 Avenue of the Americas
                                New York, New York 10104
                         (Address of principal executive offices)

Registrant's Telephone Number, including area code: (212) 554-1234

                     Peter D. Noris, Executive Vice President and
                               Chief Investment Officer
             The Equitable Life Assurance Society of the United States
                              1290 Avenue of the Americas
                               New York, New York 10104
                        (Name and address of agent for service)

                      Please send copies of all communications to:

Jane A. Kanter             Mary P. Breen
Dechert Price & Rhoads     Vice President & Associate General Counsel
1500 K Street, N.W.        The Equitable Life Assurance Society of the
Suite 500                    United States
Washington, D.C. 20005     1290 Avenue of the Americas
                           New York, New York 10104

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b)
[ ] on [date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[ ] on [date] pursuant to paragraph (a) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)



Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for its most recent fiscal year will be filed on or before February 28, 1998.

                           EQ ADVISORS TRUST

                     Contents of Registration Statement

This registration statement consists of the following papers and documents:

      Cover Sheet
      Contents of Registration Statement
      Cross Reference Sheet
      Part A - Prospectuses
      Part B - Statement of Additional Information
      Part C - Other Information
      Signature Page
      Exhibits

                           EQ ADVISORS TRUST

                         CROSS REFERENCE SHEET
                    POST-EFFECTIVE AMENDMENT NO. 1

PART A.  ITEM NO. AND CAPTIONS              CAPTION IN PROSPECTUS

  1. Cover Page                             Cover Page

  2. Synopsis                               Not Applicable

  3. Condensed Financial Information        Not Applicable

  4. General Description of Registrant      The Trust; Description of the
                                            Trust and Trust's Shares --
                                            The Trust

  5. Management of the Fund                 Management of the Trust

 5A. Management's Discussion of Fund        Not Applicable
     Performance

  6. Capital Stock and Other Securities     Dividends, Distributions And Taxes

  7. Purchase of Securities Being Offered   Description of the Trust and
                                            Trust's Shares -- Purchase and
                                            Redemption of Shares

  8. Redemption or Repurchase               Description of the Trust and
                                            Trust's Shares -- Purchase and
                                            Redemption of Shares

  9. Pending Legal Proceedings              Not Applicable


PART B.  ITEM NO. AND CAPTIONS              CAPTION IN STATEMENT OF ADDITIONAL
                                            INFORMATION

 10. Cover Page                             Cover Page

 11. Table of Contents                      Table of Contents

 12. General Information and History        General Information and History

 13. Investment Objectives and Policies     Description of Certain Securities
                                            In Which the Portfolios May Invest;
                                            Investment Restrictions

 14. Management of the Fund                 Management of the Trust

 15. Control Persons and Principal          General Information and History
     Holders of Securities

 16. Investment Advisory and Other          Investment Management and Other
     Services                               Services

 17. Brokerage Allocation and Other         Brokerage Allocation
     Practices

 18. Capital Stock and Other Securities     General Information and History

 19. Purchase, Redemption, and Pricing      Purchase and Pricing of Securities;
     of Securities Being Offered            Redemption of Shares

 20. Tax Status                             Certain Tax Considerations

 21. Underwriters                           Investment Management and Other
                                            Services

 22. Calculation of Performance Data        Not Applicable

 23. Financial Statements                   Financial Statements


PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 PARTS A and B

Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part A and Part B of this Registration Statement is incorporated herein by reference to the Prospectus dated May 1, 1997 and the Statement of Additional Information dated May 1, 1997, as filed in electronic format via EDGAR with the Securities and Exchange Commission on May 12, 1997 (File Nos. 33-17217 and 811-07953). In addition, the Registrant's Semi-Annual Report is incorporated herein by reference to the Semi-Annual Report dated June 30, 1997, as filed in electronic format via EDGAR with the Securities and Exchange Commission on August 25, 1997 (File No. 811-07953). This Amendment does not delete, amend, or supersede any information contained in the Registration Statement, except to the extent provided herein.

                               EQ ADVISORS TRUST

     SUPPLEMENT DATED AUGUST 28, 1997 TO THE PROSPECTUS DATED MAY 1, 1997

This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust") with respect to EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam Investors Growth Portfolio, EQ/Putnam International Equity Portfolio, MFS Research Portfolio, and MFS Emerging Growth Companies Portfolio ("Portfolios"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

Information that relates only to the Portfolios, which is contained in the section entitled "Financial Highlights" of the semi-annual report of the Trust, should be considered to be part of the Prospectus for purposes of including financial information concerning the Portfolios in the Prospectus. Such information will be considered to be inserted into page 2 of the Prospectus immediately prior to the section entitled "The Trust."

The following information should be considered to be inserted into page 2 of the Prospectus and replaces the last sentence in the last paragraph of the section entitled "The Trust."

         Inquiries regarding Class IA shares, which are not currently available, should be addressed to Equitable, at 1290 Avenue of the Americas, New York, New York 10104 or by calling
         1-212-314-4300.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 28, 1997 TO THE PROSPECTUS DATED
MAY 1, 1997

         This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

         The following information should be considered to be inserted into page 2 of the Prospectus immediately prior to the section entitled "The Trust."

         FINANCIAL HIGHLIGHTS

         The financial information in the table below for the period May 1, 1997** to June 30, 1997 is unaudited. The Trust's semi-annual report, which contains other financial information, is incorporated by reference into the Trust's Statement of Additional Information and is available without charge upon request.


---------------------------------------------------------------------------------------------------------------------
      Net asset value,           Net        Net realized and    Total from    Net asset   Total        Net assets,
      beginning of period     Investment     unrealized gain    investment    value,      return(b)   end of period
                                Income          (loss) on       operations    end of                     (000's)
                                             investments and                  period
                                            foreign currency
                                              transactions
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam    $10.00              0.02             0.87             0.89         $10.89      8.90%        $18,720
Growth
& Income
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam    $10.00              0.01             1.08             1.09         $11.09     10.90%        $8,937
Investors
Growth
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam    $10.00              0.04             0.83             0.87         $10.87      8.70%        $12,100
International
Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS          $10.00              0.01             1.00             1.01         $11.01     10.10%        $16,702
Research
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS          $10.00              0.01             1.22             1.23         $11.23     12.30%        $15,400
Emerging
Growth
Companies
Portfolio
---------------------------------------------------------------------------------------------------------------------










---------------------------------------------------------------------------------------------------------------------
      Ratio of expenses to     Ratio of       Ratio of net     Ratio of net    Portfolio Average        Per share
       average net assets     expenses to      investment       investment     turnover  commission      benefit
       after waivers(a)(c)    average net      income to         income to     rate(a)   rate paid       to net
                                assets        average net       average net                            investment
                                before        assets after     assets before                             income
                             waivers (a)(c)   waivers(a)(c)    waivers (a)(c)
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam     0.85%              5.07%           2.71%            (1.51)%        37%      $0.0233         $0.03
Growth
&
Income
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam     0.85%              7.35%           1.00%            (5.50)%        83%      $0.0259         $0.09
Investors
Growth
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam     1.20%              8.06%           3.69%            (3.17)%        54%      $0.0472         $0.08
International
Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS           0.85%              5.99%           1.35%            (3.79)%        45%      $0.0388         $0.05
Research
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS           0.85%              5.71%           0.59%            (4.27)%        426%     $0.0474         $0.05
Emerging
Growth
Companies
Portfolio
---------------------------------------------------------------------------------------------------------------------

**  Commencement of Operations
(a) Annualized
(b) Total return calculated for a period of less than one year is not annualized
(c) For further information concerning fee waivers, see the section entitled "Expense Limitation Agreements" of the Prospectus

         The following information should be considered to be inserted into page 2 of the Prospectus and replaces the last sentence in the last paragraph of the section entitled "The Trust."

         Inquiries regarding Class IA shares, which are not currently available, should be addressed to Equitable, at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-212-314-4300.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 28, 1997 TO THE PROSPECTUS DATED MAY 1, 1997

This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust") with respect to EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Investors Growth Portfolio, MFS Research Portfolio, MFS Emerging Growth Companies Portfolio, Merrill Lynch World Strategy Portfolio, and Merrill Lynch Basic Value Equity Portfolio ("Portfolios"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

Information that relates only to the Portfolios, which is contained in the section entitled "Financial Highlights" of the semi-annual report of the Trust, should be considered to be part of the Prospectus for purposes of including financial information concerning the Portfolios in the Prospectus. Such information will be considered to be inserted into page 2 of the Prospectus immediately prior to the section entitled "The Trust."

The following information should be considered to be inserted into page 2 of the Prospectus and replaces the last sentence in the last paragraph of the section entitled "The Trust."

         Inquiries regarding Class IA shares, which are not currently available, should be addressed to Equitable, at 1290 Avenue of the Americas, New York, New York 10104 or by calling
         1-212-314-4300.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 28, 1997 TO THE PROSPECTUS DATED
MAY 1, 1997

         This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

         The following information should be considered to be inserted into page 2 of the Prospectus immediately prior to the section entitled "The Trust."

         FINANCIAL HIGHLIGHTS

         The financial information in the table below for the period May 1, 1997** to June 30, 1997 is unaudited. The Trust's semi-annual report, which contains other financial information, is incorporated by reference into the Trust's Statement of Additional Information and is available without charge upon request.

---------------------------------------------------------------------------------------------------------------------
      Net asset value,           Net        Net realized and    Total from    Net asset   Total        Net assets,
      beginning of period     Investment     unrealized gain    investment    value,      return(b)   end of period
                                Income          (loss) on       operations    end of                     (000's)
                                             investments and                  period
                                            foreign currency
                                              transactions
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam    $10.00              0.02             0.87             0.89         $10.89      8.90%        $18,720
Growth
& Income
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam    $10.00              0.04             0.83             0.87         $10.87      8.70%        $12,100
International
Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam    $10.00              0.01             1.08             1.09         $11.09     10.90%        $8,937
Investors
Growth
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS          $10.00              0.01             1.00             1.01         $11.01     10.10%        $16,702
Research
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS          $10.00              0.01             1.22             1.23         $11.23     12.30%        $15,400
Emerging
Growth
Companies
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill      $10.00              0.04             0.88             0.92         $10.92      9.20%        $6,488
Lynch
World
Strategy
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill      $10.00              0.02             0.96             0.98         $10.98      9.80%        $6,054
Lynch
Basic
Value
Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------
      Ratio of expenses to     Ratio of       Ratio of net     Ratio of net    Portfolio Average        Per share
       average net assets     expenses to      investment       investment     turnover  commission      benefit
       after waivers(a)(c)    average net      income to         income to     rate(a)   rate paid       to net
                                assets        average net       average net                            investment
                                before        assets after     assets before                             income
                             waivers(a)(c)    waivers(a)(c)    waivers (a)(c)
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam     0.85%              5.07%           2.71%            (1.51)%        37%      $0.0233         $0.03
Growth
& Income
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam     1.20%              8.06%           3.69%            (3.17)%        54%      $0.0472         $0.08
International
Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam     0.85%              7.35%           1.00%            (5.50)%        83%      $0.0259         $0.09
Investors
Growth
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS           0.85%              5.99%           1.35%            (3.79)%        45%      $0.0388         $0.05
Research
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS           0.85%              5.71%           0.59%            (4.27)%        426%     $0.0474         $0.05
Emerging
Growth
Companies
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill       1.20%              9.93%           2.79%            (5.94)%        75%      $0.0356         $0.14
Lynch
World
Strategy
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill       0.85%              7.97%           2.12%            (5.01)%        49%      $0.0570         $0.08
Lynch
Basic
Value
Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------

**  Commencement of Operations
(a) Annualized
(b) Total return calculated for a period of less than one year is not annualized
(c) For further information concerning fee waivers, see the section entitled "Expense Limitation Agreements" of the Prospectus


         The following information should be considered to be inserted into page 2 of the Prospectus and replaces the last sentence in the last paragraph of the section entitled "The Trust."

         Inquiries regarding Class IA shares, which are not currently available, should be addressed to Equitable, at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-212-314-4300.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 28, 1997 TO THE EQ ADVISORS TRUST PROSPECTUS (ATTACHED TO THE MEMBERS RETIREMENT PROGRAM PROSPECTUS) BOTH DATED MAY 1, 1997

This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust") with respect to the T. Rowe Price Equity Income Portfolio, MFS Research Portfolio, Warburg Pincus Small Company Value Portfolio, and Merrill Lynch World Strategy Portfolio ("Portfolios"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

Information that relates only to the Portfolios, which is contained in the section entitled "Financial Highlights" of the semi-annual report of the Trust, should be considered to be part of the Prospectus for purposes of including financial information concerning the Portfolios in the Prospectus. Such information will be considered to be inserted into page 2 of the Prospectus immediately prior to the section entitled "The Trust."

The following information should be considered to be inserted into page 2 of the Prospectus and replaces the last sentence in the last paragraph of the section entitled "The Trust."

         Inquiries regarding Class IA shares, which are not currently available, should be addressed to Equitable, at 1290 Avenue of the Americas, New York, N.Y. 10104 or by calling
         1-212-314-4300.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 28, 1997 TO THE EQ ADVISORS TRUST PROSPECTUS (ATTACHED TO THE MEMBERS RETIREMENT PROGRAM PROSPECTUS) BOTH DATED MAY 1, 1997

This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The following information should be considered to be inserted into page 2 of the Prospectus immediately prior to the section entitled "The Trust."

         FINANCIAL HIGHLIGHTS

         The financial information in the table below for the period May 1, 1997** to June 30, 1997 is unaudited. The Trust's semi-annual report, which contains other financial information, is incorporated by reference into the Trust's Statement of Additional Information and is available without charge upon request.

---------------------------------------------------------------------------------------------------------------------
    Net asset value,            Net        Net realized and     Total from    Net        Total         Net assets,
    beginning of period      Investment     unrealized gain     investment    asset      return (b)   end of period
                               Income          (loss) on        operations    value,                     (000's)
                                            investments and                  end of
                                           foreign currency                   period
                                             transactions
---------------------------------------------------------------------------------------------------------------------
T. Rowe    $10.00               0.02             0.85              0.87        $10.87      8.70%         $15,889
Price
Equity
Income
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS        $10.00               0.01             1.00              1.01        $11.01      10.10%        $16,702
Research
Portfolio
---------------------------------------------------------------------------------------------------------------------
Warburg    $10.00               0.01             1.22              1.23        $11.23      12.30%        $16,029
Pincus
Small
Company
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill    $10.00               0.04             0.88              0.92        $10.92      9.20%         $6,488
Lynch
World
Strategy
Portfolio
---------------------------------------------------------------------------------------------------------------------










---------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to     Ratio of       Ratio of net      Ratio of net   Portfolio  Average        Per share
      average net assets     expenses to      investment        investment    turnover   commission      benefit
     after waivers (a)(c)     average net       income to        income to     rate (a)   rate paid       to net
                               assets         average net      average net                             investment
                               before        assets after     assets before                              income
                            waivers (a)(c)   waivers (a)(c)   waivers (a)(c)
---------------------------------------------------------------------------------------------------------------------
T. Rowe      0.85%              5.48%            3.20%           (1.42)%         14%      $0.0283         $0.03
Price
Equity
Income
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS          0.85%              5.99%            1.35%           (3.79)%         45%      $0.0388         $0.05
Research
Portfolio
---------------------------------------------------------------------------------------------------------------------
Warburg      1.00%              4.78%            2.03%           (1.75)%         30%      $0.0544         $0.02
Pincus
Small
Company
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill      1.20%              9.93%            2.79%           (5.94)%         75%      $0.0356         $0.14
Lynch
World
Strategy
Portfolio
---------------------------------------------------------------------------------------------------------------------

**Commencement of Operations
(a)  Annualized
(b) Total return calculated for a period of less than one year is not annualized
(c) For further information concerning fee waivers, see the section entitled "Expense Limitation Agreements" of the Prospectus

         The following information should be considered to be inserted onto page 2 of the Prospectus and replaces the last sentence in the last paragraph of the section entitled "The Trust."

         Inquiries regarding Class IA shares, which are not currently available, should be addressed to Equitable, at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-212-314-4300.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 28, 1997 TO THE PROSPECTUS DATED MAY 1, 1997

This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust") with respect to T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio, EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam Balanced Portfolio, MFS Research Portfolio, MFS Emerging Growth Companies Portfolio, Warburg Pincus Small Company Value Portfolio, Merrill Lynch World Strategy Portfolio, and Merrill Lynch Basic Value Equity Portfolio ("Portfolios"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should be aware that the Morgan Stanley Emerging Markets Equity Portfolio became available for investment on August 25, 1997.

Information that relates only to the Portfolios, which is contained in the section entitled "Financial Highlights" of the semi-annual report of the Trust, should be considered to be part of the Prospectus for purposes of including financial information concerning the Portfolios in the Prospectus. Such information will be considered to be inserted into page 2 of the Prospectus immediately prior to the section entitled "The Trust."

The following information should be considered to be inserted into page 2 of the Prospectus and replaces the last sentence in the last paragraph of the section entitled "The Trust."

         Inquiries regarding Class IA shares, which are not currently available, should be addressed to Equitable, at 1290 Avenue of the Americas, New York, New York 10104 or by calling
         1-212-314-4300.

                               EQ ADVISORS TRUST

     SUPPLEMENT DATED AUGUST 28, 1997 TO THE PROSPECTUS DATED MAY 1, 1997

         This Supplement updates certain information contained in the above-dated Prospectus of the EQ Advisors Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should be aware that the Morgan Stanley Emerging Markets Equity Portfolio became available for investment on August 25, 1997.

         The following information should be considered to be inserted into page 2 of the Prospectus immediately prior to the section entitled "The Trust."

         FINANCIAL HIGHLIGHTS

         The financial information in the table below for the period May 1, 1997** to June 30, 1997 is unaudited. The Trust's semi-annual report, which contains other financial information, is incorporated by reference into the Trust's Statement of Additional Information and is available without charge upon request.



---------------------------------------------------------------------------------------------------------------------
             Net asset value,          Net        Net realized     Total from    Net        Total      Net assets,
             beginning of period   Investment    and unrealized    investment    asset      return        end of
                                     Income      gain (loss) on    operations    value,       (b)         period
                                                   investments                   end of                  (000's)
                                                   and foreign                   period
                                                    currency
                                                  transactions
---------------------------------------------------------------------------------------------------------------------
T. Rowe            $10.00             0.02            0.72            0.74        $10.74     7.40%       $20,200
Price
International
Stock
Portfolio
---------------------------------------------------------------------------------------------------------------------
T. Rowe            $10.00             0.02            0.85            0.87        $10.87     8.70%       $15,889
Price
Equity
Income
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam          $10.00             0.02            0.87            0.89        $10.89     8.90%       $18,720
Growth &
Income
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam          $10.00             0.05            0.59            0.64        $10.64     6.40%        $7,051
Balanced
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS                $10.00             0.01            1.00            1.01        $11.01     10.10%      $16,702
Research
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS                $10.00             0.01            1.22            1.23        $11.23     12.30%      $15,400
Emerging
Growth
Companies
Portfolio
---------------------------------------------------------------------------------------------------------------------
Warburg            $10.00             0.01            1.22            1.23        $11.23     12.30%      $16,029
Pincus
Small
Company
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill            $10.00             0.04            0.88            0.92        $10.92     9.20%        $6,488
Lynch
World
Strategy
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill            $10.00             0.02            0.96            0.98        $10.98     9.80%        $6,054
Lynch
Basic
Value
Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------






---------------------------------------------------------------------------------------------------------------------
             Ratio of expenses     Ratio of      Ratio of net     Ratio of net   Portfolio Average       Per share
              to average net      expenses to     investment       investment    turnover  commission     benefit
               assets after       average net      income to       income to     rate (a)  rate paid      to net
                waivers (a)         assets        average net     average net                           investment
                                    before       assets after    assets before                            income
                                  waivers (a)     waivers (a)     waivers (a)
---------------------------------------------------------------------------------------------------------------------
T. Rowe            1.20%             7.70%           1.28%          (5.22)%        10%      $0.0012        $0.08
Price
International
Stock
Portfolio
---------------------------------------------------------------------------------------------------------------------
T. Rowe            0.85%             5.48%           3.20%          (1.42)%        14%      $0.0283        $0.03
Price
Equity
Income
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam          0.85%             5.07%           2.71%          (1.51)%        37%      $0.0233        $0.03
Growth &
Income
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
EQ/Putnam          0.90%             7.97%           3.76%          (3.31)%        75%      $0.0256        $0.10
Balanced
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS                0.85%             5.99%           1.35%          (3.79)%        45%      $0.0388        $0.05
Research
Portfolio
---------------------------------------------------------------------------------------------------------------------
MFS                0.85%             5.71%           0.59%          (4.27)%        426%     $0.0474        $0.05
Emerging
Growth
Companies
Portfolio
---------------------------------------------------------------------------------------------------------------------
Warburg            1.00%             4.78%           2.03%          (1.75)%        30%      $0.0544        $0.02
Pincus
Small
Company
Value
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill            1.20%             9.93%           2.79%          (5.94)%        75%      $0.0356        $0.14
Lynch
World
Strategy
Portfolio
---------------------------------------------------------------------------------------------------------------------
Merrill            0.85%             7.97%           2.12%          (5.01)%        49%      $0.0570        $0.08
Lynch
Basic
Value
Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------

**  Commencement of Operations
(a)  Annualized
(b) Total return calculated for a period of less than one year is not annualized

         The following information should be considered to be inserted onto page 2 of the Prospectus and replaces the last sentence in the last paragraph of the section entitled "The Trust."

         Inquiries regarding Class IA shares, which are not currently available, should be addressed to Equitable, at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-212-314-4300.

                               EQ ADVISORS TRUST

SUPPLEMENT DATED AUGUST 28, 1997 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED MAY 1, 1997

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of the EQ Advisors Trust ("Trust") with respect to each of its series ("Portfolios"). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

Information that relates only to the Portfolios, which is contained in the semi-annual report of the Trust, should be considered to be part of the SAI for purposes of including financial information concerning the Portfolios in the SAI. Such information should be considered to be inserted into page 40 of the SAI immediately following the section entitled "Financial Statements" in place of the information that is currently contained therein.

                           PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial Statements:

         Part B - Statement of Additional Information

         Statement of Assets and Liabilities at April 1, 1997 for EQ Advisors Trust.


(b)      Exhibits:


         1(a).    Agreement and Declaration of Trust.1

         1(b).    Amended and Restated Agreement and Declaration of Trust.2

         1(c).    Certificate of Trust.1

         1(d).    Certificate of Amendment.2

         2.       By-Laws of the Trust.1

         3.       Not applicable.

         4.       None other than Exhibit 1.

         5(a). Investment Management Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997 and Appendices A and B dated April 14, 1997.

         5(b). Investment Advisory Agreement between EQ Financial Consultants, Inc. and T. Rowe Price Associates, Inc. dated April, 1997 and Appendix A dated April, 1997.

         5(c). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Rowe Price-Fleming International, Inc. dated April, 1997 and Appendix A dated April, 1997.

         5(d). Investment Advisory Agreement between, EQ Financial Consultants, Inc. and Putnam Investment Management, Inc. dated April, 1997 and Appendix A dated April, 1997.

         5(e). Investment Advisory Agreement between, EQ Financial Consultants, Inc. and Massachusetts Financial Services Company dated April, 1997 and Appendix A dated April, 1997.

         5(f). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Morgan Stanley Asset Management Inc. dated April, 1997 and Appendix A dated April, 1997.

         5(g). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Warburg, Pincus Counsellors, Inc. dated April, 1997 and Appendix A dated April, 1997.

         5(h). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Merrill Lynch Asset Management, L.P. dated April, 1997 and Appendix A dated April, 1997.

         6(a). Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IA shares dated April 14, 1997 and Schedule A dated April 14, 1997.

         6(b). Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997 and Schedule A dated April 14, 1997.

         6(c). Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997 and Schedule A dated April 14, 1997.

         6(d). Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997 and Schedule A dated April 14, 1997.

         7.       Form of Deferred Compensation Plan.3

         8. Custody Agreement between EQ Advisors Trust and North American Insurance Securities Division of the Chase Manhattan Bank dated April 17, 1997 and Appendix A dated April 17, 1997.

         9(a). Mutual Fund Services Agreement between EQ Advisors Trust and Chase Global Funds Services Company dated April 25, 1997 and Schedule A dated April 25, 1997.

         9(b). Expense Limitation Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997 and Schedule A dated April 14, 1997.

         9(c). Organizational Expense Reimbursement Agreement between EQ Advisors Trust, on behalf of each series of the Trust, and EQ Financial Consultants, Inc. dated April 14, 1997.

         9(d). Participation Agreement dated April 14, 1997 and Schedule B dated April 14, 1997.

         9(e). License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and EQ Advisors Trust dated April 28, 1997.

         10. Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.1

         11.      Consent of Price Waterhouse, LLP, Independent Public
                  Accountants.3

         12.      Not applicable.

         13. Stock Subscription Agreement between the Trust, on behalf of the T. Rowe Price Equity Income Portfolio, and Separate Account FP.3

         14.      Not Applicable.

         15. Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares.

         16.      Not Applicable.

         18.      Plan Pursuant to Rule 18f-3 under the 1940 Act.

         19.      Not Applicable.

         20.      Power of Attorney.3

         27.      Financial Data Schedule.

---------------
1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No.3317217).

2 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 33-17217).

3 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 33-17217).


Item 25. Persons Controlled by or under Common Control with Registrant


         The Equitable Life Assurance Society of the United States ("Equitable") controls the Trust by virtue of its ownership of 100% of the Trust's shares as of July 31, 1997. All EQ Advisors Trust shareholders are required to solicit instructions from their respective contract owners as to certain matters. EQ Advisors Trust may in the future offer its shares to insurance companies unaffiliated with Equitable Life.


         On July 22, 1992, Equitable Life converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable Life became a wholly-owned subsidiary of The Equitable Companies Incorporated ("Holding Company"). The Holding Company continues to own 100% of Equitable Life's common stock as well as approximately 80.2% of the common stock of Donaldson, Lufkin & Jenrette, Inc., a registered broker-dealer.

         AXA, a French insurance holding company, currently owns approximately 63.9% of the outstanding voting shares of common stock of The Equitable Companies. As majority shareholder of the Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA is the holding company for an international group or insurance and related financial services companies. AXA is the second largest insurance group in the world based on worldwide revenues in 1996 and also the world's largest insurer-based investment manager with over 8450 billion in assets under management. AXA is also engaged in asset management, investment banking, securities trading and other financial services activities principally in the United States, as well as in Western Europe and the Asia Pacific area.

Item 26. Number of Holders of Securities


                                                     NUMBER OF RECORD HOLDERS
        TITLE OF CLASS                                  AS OF AUGUST 1, 1997
------------------------------                        ----------------------

Class IA Shares of beneficial interest                           None
Class IB Shares of beneficial interest                           1

Item 27. Indemnification

         Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Trust's Declaration of Trust of EQ Advisors Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws." Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI, Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of
(1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI,
Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

         UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of the Manager and Advisers

The description of EQ Financial Consultants, Inc. under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the directors and officers of EQ Financial Consultants, Inc. is set forth in EQ Financial Consultants, Inc.'s Form ADV filed with the Securities and Exchange Commission on July 1, 1996 (File No.
801-14065) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of T. Rowe Price Associates, Inc., is set forth in T. Rowe Price Associates, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 29, 1996 (File No.
801-00856) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Rowe Price-Fleming International, Inc. is set forth in Rowe Price-Fleming International, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 29, 1996 (File No. 801-14713) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Putnam Investment Management, Inc. is set forth in Putnam Investment Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 2, 1996 (File No. 801-07974) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Massachusetts Financial Services Company is set forth in Massachusetts Financial Services Company's Form ADV filed with the Securities and Exchange Commission on May 23, 1996 (File No. 801-17352) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Morgan Stanley Asset Management Inc. is set forth in Morgan Stanley Asset Management Inc.'s Form ADV filed with the Securities and Exchange Commission on July 8, 1996 (File No. 801-15757) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Warburg, Pincus Counsellors, Inc. is set forth in Warburg, Pincus Counsellors, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 4, 1996 (File No. 801-07321) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Merrill Lynch Asset Management, L.P. is set forth in Merrill Lynch Asset Management, L.P.'s Form ADV filed with the Securities and Exchange Commission on November 18, 1996 (File No. 801-11583) and amended through the date hereof, is incorporated by reference.

Item 29. Principal Underwriters


         (a) EQ Financial Consultants, Inc. is a principal underwriter of the Trust's Class IA shares and Class IB shares, and Equitable Distributors, Inc. is also a principal underwriter of the Trust's Class IA shares and Class IB shares. EQ Financial Consultants Inc. also serves as the principal underwriter for the following entities: the Class IA shares of The Hudson River Trust; Separate Accounts A and No. 301 of Equitable; and Separate Accounts I and FP of Equitable. Equitable Distributors, Inc. serves as the principal underwriter for the Class IB shares of The Hudson River Trust and Separate Account Nos. 45 and 49 of Equitable.

         (b) Set forth below is certain information regarding the directors and officers of EQ Financial Consultants, Inc., and of Equitable Distributors, Inc., the principal underwriters of the Trust's Class IA and Class IB shares. The business address of the persons whose names are preceded by a single asterisk is EQ Advisors Trust, 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by a double asterisk is 1755 Broadway, 3rd Floor, New York, New York 10019. Mr. Laughlin's business address is 1345 Avenue of the Americas, 39th Floor, New York, New York 10105. Mr. Kornweiss's business address is 4251 Crums Mill Road, Harrisburg, PA 17112. Mr. Witte's business address is 135 West Fiftieth Street, 4th Floor, New York, New York 10020. The business address of
Mr. Brakovich, Mr. Shepherdson and Mr. Meserve is 660 Newport Center Drive, Suite 350, Newport Beach, CA 92660. The business address of Mr. Hayes and
Mr. Bullen is 200 Plaza Drive, Secaucus, New Jersey 07096.

---------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL WITH                        POSITIONS AND OFFICES WITH EQ        POSITIONS AND OFFICES REGISTRANT
BUSINESS ADDRESS                               FINANCIAL CONSULTANTS, INC.          (EQ ADVISORS TRUST)
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
*     Derry E. Bishop                          Director
*     Harvey Blitz                             Director                             Chief Financial Officer and
                                                                                    Vice President
      Michael J. Laughlin                      Director
*     Michael S. Martin                        Director                             Vice President
**    Michael F. McNelis                       Director
*     Richard V. Silver                        Director
*     Mark R. Wut                              Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS
*     Michael S. Martin                        Chairman of the Board and Chief      Vice President
                                               Executive Officer
**    Michael F. McNelis                       President and Chief Operating
                                               Officer
*     Derry E. Bishop                          Executive Vice President
*     Harvey Blitz                             Executive Vice President             Chief Financial Officer and
                                                                                    Vice President
**    Martin J. Telles                         Executive Vice President and Chief   Vice President
                                               Marketing Officer
*     Fred A. Folco                            Executive Vice President
*     Thomas J. Duddy, Jr.                     Executive Vice President
*     William J. Green                         Executive Vice President
*     A. Frank Beaz                            Executive Vice President
      Edward J. Hayes                          Executive Vice President
*     Peter D. Noris                           Executive Vice President             President
      Dennis D. Witte                          Executive Vice President
**    Robert McKenna                           Senior Vice President and Chief
                                               Financial Officer
**    Theresa A. Nurge-Alws                    Senior Vice President
**    Ronald Boswell                           First Vice President
**    Donna M. Dazzo                           First Vice President
*     Robin K. Murray                          First Vice President
*     Michael Brzozowski                       Vice President and Compliance
                                               Director
*     Mary P. Breen                            Vice President and Counsel           Vice President and
                                                                                    Secretary
**    Amy Franceschini                         Vice President
**    Linda Funigiello                         Vice President
**    James Furlong                            Vice President
      Peter R. Kornweiss                       Vice President
**    Frank Lupo                               Vice President
**    Rosemary Magee                           Vice President
**    T.S. Narayanan                           Vice President
**    James R. Anderson                        Vice President
*     Raymond T.Barry                          Vice President
**    Laura A. Pellegrini                      Vice President
*     Mary E. Cantwell                         Assistant Vice President
*     Janet E. Hannon                          Secretary
*     Linda J. Galasso                         Assistant Secretary
---------------------------------------------------------------------------------------------------------------------



                                     C-7


---------------------------------------------------------------------------------------------------------------------
                                               POSITIONS AND OFFICES WITH           POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS            EQUITABLE DISTRIBUTORS, INC.         REGISTRANT
                                                                                    (EQ ADVISORS TRUST)
---------------------------------------------------------------------------------------------------------------------
DIRECTORS
      Greg Brakovich                           Director
*     Jerome S. Golden                         Director
*     William T. McCaffrey                     Director                             Trustee
      James A. Shepherdson, III                Director
---------------------------------------------------------------------------------------------------------------------
OFFICERS
*     Jerome S. Golden                         Chairman of the Board

      Greg Brakovich                           Co-President and Co-Chief
                                               Executive Officer and
                                               Managing Director

      James A. Shepherdson, III                Co-President and Co-Chief
                                               Executive Officer and Managing
                                               Director

      Dennis D. Witte                          Senior Vice President
      Philip D. Meserve                        Managing Director
      Thomas D. Bullen                         Chief Financial Officer
*     Michael Brzozowski                       Chief Compliance Officer
*     Mary P. Breen                            Vice President and Counsel           Vice President and
                                                                                    Secretary
*     Ronald R. Quist                          Treasurer
*     Janet Hannon                             Secretary
*     Linda J. Galasso                         Assistant Secretary
---------------------------------------------------------------------------------------------------------------------


         (c) Inapplicable.

Item 30. Location of Accounts and Records

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         1211 Avenue of the Americas
         New York, New York 10036

(b)      With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
         (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's Administrator:

         73 Tremont Street
         Boston, Massachusetts 02108

(c)      With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:

EQ Financial Consultants, Inc.             T. Rowe Price Associates, Inc.
1755 Broadway, 3rd Floor                   100 East Pratt St.
New York, New York 10019                   Baltimore, MD 21202

Rowe Price-Fleming International, Inc.     Putnam Investment Management, Inc.
100 East Pratt Street                      One Post Office Square
Baltimore, MD  21202                       Boston, MA  02109

Massachusetts Financial Services Company   Merrill Lynch Asset Management, L.P.
500 Boylston Street                        800 Scudders Mill Road
Boston, MA  02116                          Plainsboro, New Jersey 08543-9011

Warburg, Pincus Counsellors, Inc.          Morgan Stanley Asset Management Inc.
466 Lexington Avenue                       1221 Avenue of the Americas
New York, New York  10017-3147             New York, New York  10020

Item 31. Management Services: None.

Item 32. Undertakings

         (a)      Inapplicable.


         (b) The Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within four to six months from the later of the commencement of operations of the Morgan Stanley Emerging Markets Equity Portfolio or the effective date of Post-Effective Amendment No. 1 to the Registrant's 1933 Act Registation Statement.


         (c)      Inapplicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this filing meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 28th day of August, 1997.

                                                 EQ ADVISORS TRUST


                                                 By:  /s/ Peter D. Noris
                                                    --------------------------
                                                      Peter D. Noris
                                                      President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                        Title                                  Date

/s/ Peter D. Noris                               President and Trustee              August 28, 1997
--------------------------------
Peter D. Noris

        *                                        Trustee                            August 28, 1997
--------------------------------
William T. McCaffrey

        *                                        Trustee                            August 28, 1997
--------------------------------
Jettie M. Edwards

        *                                        Trustee                            August 28, 1997
--------------------------------
William M. Kearns, Jr.

        *                                        Trustee                            August 28, 1997
--------------------------------
Christopher P.A. Komisarjevsky

        *                                        Trustee                            August 28, 1997
--------------------------------
Harvey Rosenthal

        *                                        Chief Financial Officer            August 28, 1997
--------------------------------
Harvey Blitz

*  By: /s/ Peter D. Noris
      --------------------------
         Peter D. Noris
         (Attorney-in-Fact)

         EXHIBIT LIST

EXHIBIT
NUMBER       DESCRIPTION

  5(a). Investment Management Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997 and Appendices A and B dated April 14, 1997.

  5(b). Investment Advisory Agreement between EQ Financial Consultants, Inc. and T. Rowe Price Associates, Inc. dated April, 1997 and Appendix A dated April, 1997.

  5(c). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Rowe Price-Fleming International, Inc. dated April, 1997 and Appendix A dated April, 1997.

  5(d). Investment Advisory Agreement between, EQ Financial Consultants, Inc. and Putnam Investment Management, Inc. dated April, 1997 and Appendix A dated April, 1997.

  5(e). Investment Advisory Agreement between, EQ Financial Consultants, Inc. and Massachusetts Financial Services Company dated April, 1997 and Appendix A dated April, 1997.

  5(f). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Morgan Stanley Asset Management Inc. dated April, 1997 and Appendix A dated April, 1997.

  5(g). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Warburg, Pincus Counsellors, Inc. dated April, 1997 and Appendix A dated April, 1997.

  5(h). Investment Advisory Agreement between EQ Financial Consultants, Inc. and Merrill Lynch Asset Management, L.P. dated April, 1997 and Appendix A dated April, 1997.

  6(a). Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IA shares dated April 14, 1997 and Schedule A dated April 14, 1997.

  6(b). Distribution Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IB shares dated April 14, 1997 and Schedule A dated April 14, 1997.

  6(c). Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IA shares dated April 14, 1997 and Schedule A dated April 14, 1997.

  6(d). Distribution Agreement between EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares dated April 14, 1997 and Schedule A dated April 14, 1997.

  8. Custody Agreement between EQ Advisors Trust and North American Insurance Securities Division of the Chase Manhattan Bank dated April 17, 1997 and Appendix A dated April 17, 1997.

  9(a). Mutual Fund Services Agreement between EQ Advisors Trust and Chase Global Funds Services Company dated April 25, 1997 and Schedule A dated April 25, 1997.

  9(b). Expense Limitation Agreement between EQ Advisors Trust and EQ Financial Consultants, Inc. dated April 14, 1997 and Schedule A dated April 14, 1997.

  9(c). Organizational Expense Reimbursement Agreement between EQ Advisors Trust, on behalf of each series of the Trust, and EQ Financial Consultants, Inc. dated April 14, 1997

  9(d). Participation Agreement dated April 14, 1997 and Schedule B dated April 14, 1997.

  9(e). License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc., and EQ Advisors Trust. dated April 28, 1997.

  15. Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class 1B shares.

  18.        Plan Pursuant to Rule 18f-3 under the 1940 Act.

  27.        Financial Data Schedule.